Property and Equipment	12 Months Ended
Dec. 31, 2016
Property and Equipment
Property and Equipment

Note 5. Property and Equipment

Property and equipment by major asset class for the periods presented consisted of the following:

	December 31,
	2016	2015
Computer equipment	$40,349	$31,496
Software	42,614	26,412
Furniture and fixtures	8,652	7,916
Leasehold improvements	4,392	3,488
Projects in progress	12,001	10,434
Property and equipment, gross	$108,008	$79,746
Less: Accumulated depreciation and amortization	40,368	22,294
Property and equipment, net	$67,640	$57,452

In December 2015, we purchased a perpetual software license, which is included in the software total above. We are paying for this software over a two year period ending in January 2018. As such, there is approximately $3,351 and $2,952 included in accounts payable and accrued other expenses and $3,225 and $6,340 included in other long-term liabilities on our Consolidated Balance Sheets as of December 31, 2016 and 2015, respectively. The amounts included in other long-term liabilities represents the present value of payments that will ultimately be made.

Total depreciation and amortization expense related to property and equipment, including capitalized software costs, was $20,151,  $12,695 and $7,416 for the years ended December 31, 2016, 2015 and 2014, respectively.